Corporate transactions	6 Months Ended
Jun. 30, 2021
Corporate transactions
Corporate transactions

D      OTHER INFORMATION

D1  Corporate transactions

D1.1(Loss) gain attaching to corporate transactions

	2021 $m	2020 $m
	Half year	Half year
Loss attaching to corporate transactions as shown separately on the condensed consolidated income statementnote (i)	(56)	—
(Loss) gain arising on reinsurance transaction undertaken by the Hong Kong businessnote (ii)	(38)	—
Total (loss) gain attaching to corporate transactions from continuing operationsnote B1.1	(94)	—

Notes

(i)	The loss attaching to corporate transactions includes $(28) million incurred by Prudential plc during the period of costs associated with the separation of Jackson. Additionally, the half year 2021 amount includes $(28) million of payment for the termination of loss of office made to the former chief executive of Jackson as discussed further in note D4.
(ii)	The Hong Kong business undertook a co-reinsurance quota share transaction in December 2020 as part of the Group’s on-going asset/liability management. Surpluses (or losses) arising from the business being reinsured are shared with the reinsurer in accordance with the terms of the treaty. During half year 2021, the treaty resulted in $(38) million being due to the reinsurer for surpluses arising on the policies being reinsured with the amounts recognised within ‘Outward reinsurance premiums’, ‘Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance’ and ‘Acquisition costs and other expenditure’ in the condensed consolidated income statement. This treaty helps mitigate the effect of the accounting mismatch under the existing regulatory framework in Hong Kong and is part of our management of the transition to the new RBC regime.

D1.2Discontinued US operations held for distribution

In January 2021, the Board of Prudential plc announced that it had decided to pursue the separation of its US operations (Jackson) from the Group through a demerger, whereby shares in Jackson would be distributed to Prudential shareholders. In May 2021, the Group announced that it expected to complete the demerger in the second half of 2021, subject to regulatory and shareholder approvals. In accordance with IFRS 5, ‘Non-current assets held for sale and discontinued operations’, the US operations have therefore been classified as both held for distribution and discontinued operations within these condensed consolidated financial statements.

At the point of demerger, Prudential plc is planning to retain a 19.9 per cent non-controlling voting interest (19.7 per cent economic interest) in Jackson, which will be reported within the consolidated financial position as a financial investment at fair value in other operations. Subject to market conditions, the Group intends to monetise a portion of this investment to support investment in Asia within 12 months of the planned demerger, such that the Group will own less than 10 per cent at the end of such period.

In light of the foreseeable realisation of the investment, a loss on remeasurement to fair value has been recognised of $(7,507) million in half year 2021, reducing the carrying value of Jackson to its fair value. $(6,674) million of this remeasurement relates to the Group’s 88.9 per cent economic interest in Jackson, with the remaining $(833) million attributable to non-controlling interests. The fair value has been determined with reference to a valuation range determined by considering publicly available information on listed equities of similar profile to Jackson in the US market, which is set by considering the ratio of quoted market capitalisation to net asset value in published financial statements, excluding accumulated unrealised investment gains recognised in other comprehensive income, together with valuations implied by dividend and stock repurchase yields, and applying these ratios to Jackson’s net assets and expected dividends and stock repurchases.

As Jackson is an unlisted entity, the fair value of the Group’s interest is inherently uncertain. On completion of the proposed demerger Jackson will become a separately listed entity and its market value will become directly observable, which may differ from the current estimate. To reflect this uncertainty, the estimate of the fair value of Jackson includes a discount to the valuation ratios of similar peer entities, representing our best estimate within the valuation range placing the valuation in the middle of the valuation range. If a valuation at the bottom of the estimated range were selected, the loss on remeasurement to fair value at 30 June 2021 would increase by $(500) million, with $(445) million attributable to the Group’s economic interest in Jackson.

On completion of the proposed demerger the Group’s pre-demerger interest in Jackson will be remeasured to its observable fair value at that date, with any remeasurement gain or loss recognised in the results of discontinued operations. At the same time, the fair value of the interest in Jackson distributed to the Group’s shareholders will be recognised directly as a reduction in Group equity. The planned 19.9 per cent retained interest (19.7 per cent economic interest) of Jackson to be held post demerger will be held at fair value within the IFRS balance sheet going forward.

The results for the discontinued US operations presented in the condensed consolidated financial statements are analysed below.

(i)Income statement

	2021 $m	2020 $m
	Half year	Half year
Gross premiums earned	9,969	8,892
Outward reinsurance premiumsnote (a)	(187)	(30,195)
Earned premiums, net of reinsurance	9,782	(21,303)
Investment return and other income	25,597	(247)
Total revenue, net of reinsurancenote (b)	35,379	(21,550)
Benefits and claims, net of reinsurance	(32,025)	21,583
Acquisition costs and other expenditure	(1,133)	(236)
Loss attaching to corporate transactionsnote (c)	(51)	—
Total charge, net of reinsurance	(33,209)	21,347
Profit (loss) before tax	2,170	(203)
Tax (charge) credit	(370)	115
Profit (loss) after tax	1,800	(88)
Re-measurement to fair value	(7,507)	—
Loss for the period	(5,707)	(88)
Attributable to:
Equity holders of the Company	(5,073)	(88)
Non-controlling interests from continuing operations	(634)	—
Loss for the period	(5,707)	(88)

Notes

(a)

In 2020, outward reinsurance premiums included $(30.2) billion paid during the period in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd.

(b)	Included within total revenue is intragroup revenue received by the US operations from the continuing operations of $19 million (half year 2020: $17 million).
(c)	Loss attaching to corporate transactions comprises the costs incurred by Jackson during half year 2021 in relation to the demerger.

(ii)Total comprehensive income

	2021 $m	2020 $m
	Half year	Half year
Loss for the period	(5,707)	(88)
Other comprehensive (loss) income
Items that may be reclassified subsequently to profit or loss:
Valuation movements on available-for-sale debt securities in the period	(1,232)	2,540
Valuation movements on available-for-sale debt securities recycled to profit or loss	25	(2,817)
	(1,207)	(277)
Related change in amortisation of DAC	99	248
Related tax	241	7
Total items that may be reclassified subsequently to profit or loss	(867)	(22)
Total comprehensive (loss) income for the period	(6,574)	(110)
Attributable to:
Equity holders of the Company	(5,844)	(110)
Non-controlling interests from continuing operations	(730)	—
Total comprehensive (loss) income for the period	(6,574)	(110)

(iii)Balance sheet

	2021 $m	2020 $m
	30 Jun	31 Dec
Assets
Deferred acquisition costs and other intangible assets	13,836	13,881
Reinsurers’ share of insurance contract liabilities	34,263	35,232
Separate account assetsnotes (a)(b)	239,806	219,062
Other financial investmentsnotes (b)(c)	48,929	52,745
Other assetsnote (d)	4,975	5,939
Cash and cash equivalents	1,161	1,621
Adjustment for remeasurement of the carrying value of the business to fair valuenote (d)	(7,210)	—
Total assets held for distribution	335,760	328,480
Equity
Shareholders’ equity	2,667	8,511
Non-controlling interests	333	1,063
Total Equity	3,000	9,574
Liabilities
Policyholder liabilitiesnote (a)	311,947	296,513
Other liabilities notes (b)(d)	20,761	22,350
Derivative liabilitiesnote(b)	52	43
Total liabilities	332,760	318,906
Total equity and liabilities	335,760	328,480

Notes

(a)

The separate account assets comprise investments in mutual funds attaching to the variable annuity business that are held in the separate account. The related liabilities are reported in policyholder liabilities at an amount equal to the separate account assets.

(b)

The table below shows the analysis of the underlying financial assets and liabilities carried at fair value as at 30 June 2021, analysed by level of the IFRS 13, ‘Fair Value Measurement’ defined fair value hierarchy. Analysis of fair value hierarchy for comparative period is provided in note C2.2(i).

	30 Jun 2021 $m
	Level 1	Level 2	Level 3*
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Loans	—	—	3,538	3,538
Equity securities and holdings in collective investment schemes	239,814	58	103	239,975
Debt securities	4,468	28,529	31	33,028
Other investments (including derivative assets)	—	1,466	1,968	3,434
Derivative liabilities	—	(52)	—	(52)
Total financial investments, net of derivative liabilities	244,282	30,001	5,640	279,923
Net asset value attributable to unit holders of consolidated investment funds	—	—	(599)	(599)
Other financial liabilities held at fair value	—	—	(3,704)	(3,704)
Discontinued US operations’ total financial instruments at fair value	244,282	30,001	1,337	275,620
*	The reconciliation of the movements in the level 3 assets and liabilities measured at fair value of the discontinued US operations is provided in note C2.2(iii).

(c)	Excluding cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities where carrying value approximates fair value, the IFRS value of the financial assets and liabilities carried at amortised cost of the discontinued US operations was a net liability of $(4,057) million at 30 June 2021. This compares to a corresponding fair value of $(4,061) million.

(d)

Represents the residual adjustment required to remeasure the disposal group at fair value, after the impairment has been allocated to individual classes of asset that are within the scope of the measurement requirements of IFRS 5 to the maximum extent possible. Of the total impairment recognised of $7,507 million; $297 million has been allocated to property, plant and equipment (presented within other assets above).